PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND
Portfolio of Investments as of March 31, 2017 (unaudited)

Equities	Shares	Market Value ($)

Apparel (3.0%)
VF Corp.	8,368,196	459,999,734

Chemicals (5.0%)
Compass Minerals International Inc. Ω	2,224,303	150,918,959
Praxair Inc.	5,118,476	607,051,254
		757,970,213

Computers (4.8%)
Apple Inc.	5,043,067	724,487,005

Cosmetics & Personal Care (2.0%)
Procter & Gamble Co.	3,423,000	307,556,550

Entertainment (4.0%)
The Walt Disney Co.	5,415,101	614,018,302

Financial Services (10.9%)
Charles Schwab Corp.	9,005,055	367,496,295
Mastercard Inc., Class A	2,969,000	333,923,430
PayPal Holdings Inc. θ	8,341,633	358,857,052
Wells Fargo & Co.	10,594,806	589,706,902
		1,649,983,679

Food Products (5.8%)
McCormick & Co.	1,723,500	168,127,425
Mondelez International Inc., Class A	10,146,956	437,130,864
Sysco Corp.	5,379,409	279,298,915
		884,557,204

Health Care Products (4.5%)
Danaher Corp.	8,054,887	688,934,485

Home Products (3.2%)
The Clorox Company	2,643,524	356,426,341
WD-40 Co. Ω	1,220,000	132,919,000
		489,345,341

Industrial Manufacturing (4.4%)
Pentair plc Ω	7,019,000	440,652,820
Xylem Inc.	4,414,308	221,686,548
		662,339,368

Insurance (2.2%)
Verisk Analytics Inc. θ	4,163,959	337,863,633

Internet (4.6%)
Alphabet Inc., Class A θ	314,000	266,209,200
Alphabet Inc., Class C θ	517,572	429,357,028
		695,566,228

Medical Equipment (1.7%)
Patterson Companies Inc. Ω	5,690,689	257,389,863

Natural Gas (2.0%)
MDU Resources Group Inc. Ω	11,324,166	309,942,423

Oil & Gas (3.2%)
National Oilwell Varco Inc.	12,209,000	489,458,810

Pharmaceuticals (13.3%)
Allergan plc	2,254,956	538,754,088
Gilead Sciences Inc.	10,663,184	724,243,457
McKesson Corp.	2,677,568	396,976,232
Novartis AG (ADR)	5,134,288	381,323,570
		2,041,297,347

Real Estate Investment Trusts (2.2%)
Iron Mountain Inc.	9,208,919	328,482,141

Retail (3.0%)
CVS Health Corp.	5,727,468	449,606,238

Semiconductors (5.7%)
Intel Corp.	16,927,472	610,573,915
KLA-Tencor Corp.	2,293,287	218,022,795
Micron Technology Inc. θ	1,472,741	42,562,215
		871,158,925

Services (1.9%)
Thomson Reuters Corp.	6,528,265	282,216,896

Telecommunications Equipment (3.1%)
Motorola Solutions Inc.	5,380,720	463,925,678

Transportation (3.0%)
United Parcel Service Inc., Class B	4,233,270	454,229,871

Waste Management (2.3%)
Waste Management Inc.	4,741,000	345,713,720

Total investment in equities (95.8%)
(cost $11,886,836,445)		14,566,043,654

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Community Trust Credit Union	0.80%	10/15/2017	250,000	249,590
Urban Partnership Bank	0.30%	09/24/2017	250,000	240,164
				489,754

Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Community Bank of the Bay, dated 04/07/2016 Participating depository institutions: First Federal Bank of the Midwest, par 243,500; Iberiabank, par 13,000; Santander Bank, N.A., par 243,500; (cost $489,698)	0.20%	04/06/2017	500,000	499,670

CDARS agreement with Beneficial State Bank, dated 03/16/2017 Participating depository institutions: Amarillo National Bank, par 175,657; Bank of America, N.A., par 243,500; Ever Bank, par 119,843; First United Bank & Trust Company, par 243,500; Independent Bank, par 243,500; Parke Bank, par 243,500; Portage Community Bank, par 243,500; South State Bank, par 243,500; United Bank, par 243,500; (cost $1,923,517)	0.95%	03/15/2018	2,000,000	1,923,517
				2,423,187
Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2017	100,000	99,770
MicroVest Plus, LP Note	2.25%	04/15/2017	7,500,000	7,470,412
New Hampshire Community Loan Fund	1.00%	07/31/2017	500,000	490,055
Root Capital Loan Fund	1.25%	02/01/2018	200,000	189,940
Vermont Community Loan Fund	0.85%	04/15/2017	100,000	99,770
				8,349,947

Time Deposits (4.3%)
BBH Cash Management Service
Banco Santander, Madrid	0.41%	04/03/2017	299,246,945	299,246,944
BNP Paribas, Paris	0.41%	04/03/2017	300,000,000	300,000,000
Standard Chartered Bank, London	0.41%	04/03/2017	27,727,813	27,727,813
Standard Chartered Bank, London	0.41%	04/03/2017	23,660,373	23,660,373
				650,635,130

Total short-term securities (4.4%)
(cost $661,898,018)				661,898,018

Total securities (100.2%)
(cost $12,548,734,463)				15,227,941,672

Other assets and liabilities (-0.2%)				(22,583,234)

Total net assets (100.0%)				15,205,358,438

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

ADR	American Depository Receipt

The portfolio of investments as of March 31, 2017 has not been audited.  This report is provided for the general information of the Fund's shareholders.  For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$11,886,836,445
Unrealized appreciation	$2,920,540,004
Unrealized depreciation	(241,332,795)

Net unrealized appreciation	$2,679,207,209

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2017, that is valued at fair value on a recurring basis:

Investment Securities
Equities:	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,074,018,036	$-	$-	$1,074,018,036
Consumer Staples	2,131,065,334	-	-	2,131,065,334
Energy	489,458,810	-	-	489,458,810
Financials	1,239,420,092	-	-	1,239,420,092
Health Care	2,987,621,695	-	-	2,987,621,695
Industrials	1,800,146,592	-	-	1,800,146,592
Information Technology	3,447,918,319	-	-	3,447,918,319
Materials	757,970,212	-	-	757,970,212
Real Estate	328,482,141	-	-	328,482,141
Utilities	309,942,423	-	-	309,942,423
Short-Term Investments	650,635,130	-	11,262,888	661,898,018
Total	$15,216,678,784	$-	$11,262,888	$15,227,941,672

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of  March 31, 2017:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2016	$10,210,292
Discounts/premiums amortization	52,596
Purchases	2,200,000
Sales	(1,200,000)
Balance as of March 31, 2017	$11,262,888

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

			Discount for Lack of
Certificates of Deposit	$2,912,941	Liquidity Discount	Marketability	4%
			Discount for Lack of
Community Development Loans	$8,349,947	Liquidity Discount	Marketability	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community   Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the   assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's   treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund   when securities have been identified as being fair valued and include the percentages used when determining liquidity   discounts or discounts to be taken for  lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the three-month period ended March 31, 2017, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the three-month period ended March 31, 2017 is set forth below:

	January 1, 2017
Name of Company:	Beginning shares	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals International Inc.	2,224,303		2,224,303	$150,918,959	$1,601,498
MDU Resources Group	11,324,166		11,324,166	309,942,423	2,179,902
Patterson Companies Inc.	5,690,689		5,690,689	257,389,863	1,365,765
Pentair plc	7,019,000		7,019,000	440,652,820	2,421,555
WD-40 Co	1,220,000		1,220,000	132,919,000	597,800
Total Affiliates				$1,291,823,065	$8,166,520

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of March 31, 2017 (unaudited)

Preferred Stock	Interest Rate	Maturity Date	Shares	Market Value ($)

Allergan plc	5.50%	03/01/2018	2,900	2,464,362

Total investment in preferred stock (1.1%)				2,464,362
(cost $2,054,603)

Commercial Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

FHLMC Multifamily Structured Pass Through Certificates K-029, Class A1	2.84%	10/25/2022	746,384	761,984
JP Morgan Mortgage Trust Series 2011-C4, Class A3	4.11%	07/15/2046	1,412,330	1,444,207
JP Morgan Mortgage Trust Series 2011-C4, Class A4	4.39%	07/15/2046	1,000,000	1,069,053
JP Morgan Mortgage Trust Series 2013-C13, Class A2	2.67%	01/15/2046	1,000,000	1,010,753
UBS-Barclays Mortgage Trust Series 2012-C2, Class A3	3.06%	05/10/2063	1,000,000	1,019,489

Total investment in commercial mortgage-backed securities (2.4%)				5,305,486
(cost $5,333,608)

Convertible Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Semiconductors (0.5%)
Intel Corp.	2.95%	12/15/2035	750,000	1,020,937

Total investment in convertible bonds (0.5%)				1,020,937
(cost $876,895)

Corporate Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Air Transportation (0.6%)
Southwest Air 07-1 Trust	6.15%	08/01/2022	1,273,533	1,407,254

Apparel (4.1%)
Hanesbrands Inc.	4.63%	05/15/2024	2,500,000	2,465,625
Levi Strauss & Co.	5.00%	05/01/2025	2,500,000	2,563,000
VF Corp.	3.50%	09/01/2021	4,000,000	4,166,540
				9,195,165

Chemicals (1.8%)
Praxair Inc.	3.20%	01/30/2026	3,977,000	4,048,693

Computers (2.5%)
Apple Inc.	2.85%	02/23/2023	4,000,000	4,037,848
Apple Inc.	4.38%	05/13/2045	1,500,000	1,536,764
				5,574,612

Cosmetics & Personal Care (0.9%)
Procter & Gamble Co.	2.30%	02/06/2022	2,000,000	2,012,164

Entertainment (3.2%)
Comcast Corp.	3.38%	02/15/2025	3,000,000	3,038,136
The Walt Disney Company	2.30%	02/12/2021	4,000,000	4,031,204
				7,069,340

Financial Services (5.4%)
Charles Schwab Corp.	3.45%	02/13/2026	4,000,000	4,085,000
Mastercard Inc.	2.00%	11/21/2021	2,000,000	1,982,470
Mastercard Inc.	3.38%	04/01/2024	2,000,000	2,068,148
Wells Fargo & Co.	2.55%	12/07/2020	2,000,000	2,010,142
Wells Fargo & Co.	4.10%	06/03/2026	2,000,000	2,041,978
				12,187,738

Food Products (1.0%)
WhiteWave Foods Co.	5.38%	10/01/2022	2,000,000	2,172,500

Health Care Services (0.9%)
Cardinal Health Inc.	3.50%	11/15/2024	2,000,000	2,032,446

Home Products (1.6%)
The Clorox Company	3.50%	12/15/2024	3,500,000	3,612,991

Industrial Manufacturing (1.8%)
Pentair Finance SA	3.15%	09/15/2022	4,050,000	4,021,707

Insurance (2.3%)
Progressive Corp.	6.70%	06/15/2037	3,000,000	2,962,500
Verisk Analytics Inc.	5.50%	06/15/2045	2,000,000	2,171,942
				5,134,442

Internet (1.2%)
Alphabet Inc.	2.00%	08/15/2026	3,000,000	2,769,294

Machinery (1.2%)
Cummins Inc.	3.65%	10/01/2023	600,000	627,857
John Deere Capital Corp.	1.13%	06/12/2017	2,000,000	1,999,806
				2,627,663

Medical Equipment (1.7%)
Agilent Technologies Inc.	3.20%	10/01/2022	3,700,000	3,741,381

Oil & Gas (0.9%)
National Oilwell Varco Inc.	2.60%	12/01/2022	2,000,000	1,914,160

Pharmaceuticals (3.8%)
Actavis Funding Scs.	3.45%	03/15/2022	2,000,000	2,042,156
Gilead Sciences Inc.	3.70%	04/01/2024	2,000,000	2,054,444
Novartis Capital Corp.	3.00%	11/20/2025	4,500,000	4,496,350
				8,592,950
Real Estate Investment Trusts (2.1%)
Iron Mountain Inc.	6.00%	08/15/2023	2,500,000	2,631,250
Regency Centers LP	3.75%	06/15/2024	2,000,000	2,035,586
				4,666,836

Retail (10.8%)
Costco Wholesale Corp.	2.25%	02/15/2022	3,000,000	2,990,436
CVS Health Corp.	2.80%	07/20/2020	2,000,000	2,033,516
CVS Health Corp.	3.38%	08/12/2024	2,000,000	2,002,450
Masco Corp.	3.50%	04/01/2021	4,000,000	4,070,440
Nordstrom Inc.	6.25%	01/15/2018	1,100,000	1,140,794
Nordstrom Inc.	4.00%	10/15/2021	3,000,000	3,122,841
Starbucks Corp.	3.85%	10/01/2023	3,500,000	3,756,802
Starbucks Corp.	2.45%	06/15/2026	2,000,000	1,916,282
Whole Foods Market Inc.	5.20%	12/03/2025	3,000,000	3,188,283
				24,221,844

Semiconductor Capital Equipment (1.4%)
Applied Materials Inc.	2.63%	10/01/2020	3,000,000	3,046,704

Semiconductors (3.1%)
Altera Corp.	4.10%	11/15/2023	3,000,000	3,237,789
KLA-Tencor Corp.	4.65%	11/01/2024	3,500,000	3,726,615
				6,964,404

Services (0.2%)
Hilton Worldwide Finance LLC	4.63%	04/01/2025	500,000	506,100

Software (2.8%)
Autodesk Inc.	4.38%	06/15/2025	3,200,000	3,297,514
Microsoft Corp.	2.40%	08/08/2026	3,000,000	2,838,510
				6,136,024

Telecommunication Equipment (1.4%)
Juniper Networks Inc.	4.50%	03/15/2024	3,000,000	3,146,085

Transportation (3.9%)
Burlington Northern Santa Fe Corp.	3.85%	09/01/2023	3,500,000	3,706,567
FedEx Corp.	2.70%	04/15/2023	3,000,000	2,953,038
United Parcel Service	2.45%	10/01/2022	2,000,000	2,004,798
				8,664,403

Waste Management (1.8%)
Waste Management Inc.	2.90%	09/15/2022	2,000,000	2,034,460
Waste Management Inc.	3.50%	05/15/2024	2,000,000	2,066,702
				4,101,162

Total investment in corporate bonds (62.4%)				139,568,062
(cost $139,907,833)

Federal Agency Mortgage-Backed Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Fannie Mae Pool AV0971	3.50%	08/01/2026	914,864	953,162
Fannie Mae Pool AB5163	2.50%	05/01/2027	2,748,408	2,780,485
Fannie Mae Pool 890430	3.50%	07/01/2027	911,030	953,894
Fannie Mae Pool AH7196	4.50%	03/01/2041	932,107	1,003,042
Fannie Mae Pool AB4432	3.50%	02/01/2042	3,317,181	3,411,093
Fannie Mae Pool AK2413	4.00%	02/01/2042	3,195,096	3,367,436
Fannie Mae Pool AQ2925	3.50%	01/01/2043	1,150,160	1,182,827
Fannie Mae Pool AR3302	3.50%	01/01/2043	3,650,170	3,756,120
Fannie Mae Pool AS2502	4.00%	05/01/2044	1,125,078	1,188,232
Fannie Mae Pool BC5482	3.50%	03/01/2046	1,837,726	1,880,894
Fannie Mae Pool AS7492	4.00%	07/01/2046	1,895,907	1,991,360
Freddie Mac Pool G18521	3.50%	08/01/2029	922,291	962,881
Freddie Mac Pool C91754	4.50%	02/01/2034	1,174,657	1,266,486
Freddie Mac Pool Q36308	4.00%	09/01/2045	1,301,835	1,373,612
Freddie Mac Pool V82155	4.00%	12/01/2045	1,102,496	1,161,047
Ginnie Mae I Pool 778793	3.50%	01/15/2042	1,047,360	1,088,535

Total investment in federal agency mortgage-backed securities (12.6%)				28,321,106
(cost $28,958,539)

Supranational Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

European Bank for Reconstruction & Development	1.63%	04/10/2018	4,000,000	3,996,536

Total investment in supranational bonds (1.8%)				3,996,536
(cost $4,019,899)

U.S. Government Treasury Bonds	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

U.S. Treasury	0.63%	06/30/2017	3,000,000	2,998,593
U.S. Treasury	0.88%	11/15/2017	3,000,000	2,998,593
U.S. Treasury	0.88%	11/30/2017	2,000,000	1,998,516
U.S. Treasury	1.75%	01/31/2023	3,000,000	2,944,335
U.S. Treasury	2.75%	11/15/2023	4,000,000	4,141,408
U.S. Treasury	2.75%	02/15/2024	2,000,000	2,069,532
U.S. Treasury	2.50%	05/15/2024	2,000,000	2,035,860
U.S. Treasury	2.25%	11/15/2024	4,000,000	3,990,156
U.S. Treasury	2.13%	05/15/2025	2,000,000	1,969,844
U.S. Treasury	1.63%	05/15/2026	2,000,000	1,876,016
U.S. Treasury (TIPS)	0.63%	07/15/2021	1,077,250	1,117,361
U.S. Treasury (TIPS)	0.13%	01/15/2022	1,072,720	1,080,766
U.S. Treasury (TIPS)	0.38%	07/15/2025	1,023,830	1,026,447
U.S. Treasury (TIPS)	1.75%	01/15/2028	1,158,940	1,310,466

Total investment in U.S. government treasury bonds (14.1%)				31,557,893
(cost $31,390,678)

Total investment in long-term securities (94.9%)				212,234,382
(cost $212,542,055)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Community Development Loans (1.1%) α
MicroVest Plus, LP Note	2.25%	10/15/2017	2,500,000	2,419,041

Time Deposits (4.6%)
BBH Cash Management Service
BNP Paribas, Paris	0.41%	04/03/2017	10,379,844	10,379,844

Total short-term securities (5.7%)
(cost $12,798,885)				12,798,885

Total securities (100.6%)
(cost $225,340,940)				225,033,267

Other assets and liabilities (-0.6%)				(1,364,419)

Total net assets (100.0%)				223,668,848

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

LP	Limited Partnership

TIPS	Treasury Inflation Protected Security

The portfolio of investments as of March 31, 2017 has not been audited.  This report is provided for the general information of the Fund's shareholders.  For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2017, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$212,542,055
Unrealized appreciation	$2,362,700
Unrealized depreciation	(2,670,373)

Net unrealized depreciation	$(307,673)

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2017, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$-	$2,464,362	$-	$2,464,362
Commercial Mortgage-Backed Securities	-	5,305,486	-	5,305,486
Convertible Bonds	-	1,020,937	-	1,020,937
Corporate Bonds	-	139,568,062	-	139,568,062
Federal Agency Mortgage-Backed Securities	-	28,321,106	-	28,321,106
Supranational Bonds	-	3,996,536	-	3,996,536
U.S. Government Treasury Bonds	-	31,557,893	-	31,557,893
Short-Term Investments	10,379,844	-	2,419,041	12,798,885
Total	$10,379,844	$212,234,382	$2,419,041	$225,033,267

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2017:

Community Development Loans
Balance as of December 31, 2016	$2,382,055
Discounts/premiums amortization	36,986
Purchases	-
Sales	-
Balance as of March 31, 2017	$2,419,041

Quantitative information about Level 3 fair value measurements:

				Range
	Fair Value at March 31, 2017	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$2,419,041	Liquidity Discount	Discount for Lack of Marketability	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 10, 2017

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 10, 2017